Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA MFS Total Return Portfolio

(the “Portfolio”)

Supplement dated February 25, 2021, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2020, as supplemented and amended to date

Brooks A. Taylor and Jonathan W. Sage, portfolio managers associated with Massachusetts Financial Services Company, relinquished their respective portfolio management duties for the Portfolio. Accordingly, effective immediately, all references to Messrs. Taylor and Sage will be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.